Nature of Operations	6 Months Ended
Jun. 30, 2026
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Hitek Global Inc. (“HiTek Global”) was incorporated under the laws of the Cayman Islands on November 3, 2017 in anticipation of an initial public offering (“IPO”) that was completed in 2023. HiTek Global, through its subsidiaries, variable interest entity (“VIE”) and VIE’s subsidiary (collectively, the “Company”) generates revenues from the sale of hardware and equipment, sale of software, and delivery of tax services to customers in the People’s Republic of China (the “PRC”).

The Company’s corporate structure as of June 30, 2026 was as follows:

On August 24, 2026, HiTek Global completed the process of changing its jurisdiction of incorporation from the Cayman Islands to the British Virgin Islands and changed its name to Biddance AI Systems, Inc. (See Note 19).